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                      SUPPLEMENT DATED JUNE 6, 2005 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS

                              DATED JULY 30, 2004
                            VAN KAMPEN EQUITY TRUST,
                        ON BEHALF OF EACH OF ITS SERIES,
                       VAN KAMPEN AGGRESSIVE GROWTH FUND
                         VAN KAMPEN MID CAP GROWTH FUND
                        VAN KAMPEN SMALL CAP GROWTH FUND
                            VAN KAMPEN UTILITY FUND
                      VAN KAMPEN VALUE OPPORTUNITIES FUND,
     EACH AS PREVIOUSLY SUPPLEMENTED ON AUGUST 16, 2004 AND MARCH 31, 2005
                         VAN KAMPEN SELECT GROWTH FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
      AUGUST 12, 2004, AUGUST 16, 2004, MARCH 31, 2005 AND APRIL 14, 2005
                        VAN KAMPEN SMALL CAP VALUE FUND,
                         AS PREVIOUSLY SUPPLEMENTED ON
      JULY 30, 2004, AUGUST 16, 2004, NOVEMBER 1, 2004 AND MARCH 31, 2005

     The Prospectus is hereby supplemented as follows:

     In the section entitled "PURCHASE OF SHARES--OTHER PURCHASE PROGRAMS--NET ASSET VALUE PURCHASE OPTIONS," option number 6 is hereby deleted in its entirety and replaced with the following:

     (6) Retirement plans funded by the rollover of assets of Participating Funds from an employer-sponsored retirement plan and established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SIMPLE IRA, Solo 401(k) or Keogh plan) if:

          (i) the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover funding such rollover originated, or an affiliate thereof; and

          (ii) the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover funding such rollover originated, or an affiliate thereof.
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                 NETSPTPURB 6/05